Real Estate Assets, Net - Pro Forma Operating Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Historic results
Business Acquisition [Line Items]
Business acquisition, pro forma revenue	$ 30,559	$ 3,417	$ 83,181	$ 11,325
Business acquisition, pro forma net income (loss)	(6,888)	(3,010)	(106,904)	(8,551)
CRII Merger (excluding those in historic results)
Business Acquisition [Line Items]
Business acquisition, pro forma revenue	0	25,147	34,140	88,535
Business acquisition, pro forma net income (loss)	0	(7,959)	(13,298)	(70,902)
CMRI & CMRII Merger
Business Acquisition [Line Items]
Business acquisition, pro forma revenue	30,559	28,564	117,321	99,860
Business acquisition, pro forma net income (loss)	$ (6,888)	$ (10,969)	$ (120,202)	$ (79,453)